Segment Information - Operating results and assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information
Revenues	¥ 8,299,134	¥ 6,827,943	¥ 6,954,057
Cost of revenue	6,052,849	5,259,075	5,051,600
gross profit	2,246,285	1,568,868	1,902,457
Nonmanufacturing payroll expense (2)	718,456	659,709	649,331
Professional services expense	481,507	403,642	374,547
Selling expense	181,159	195,037	163,156
Depreciation and amortization	176,413	160,352	47,429
Commission fee	106,422	105,234	149,335
Rent expense	89,120	94,872	109,451
Recruiting and Training expense	98,949	66,029	42,753
Impairment loss on long-lived assets	22,872	0
Other segment items (3)	¥ 389,489	¥ 275,572	¥ 269,488
Other segment items description	Other segment items for each reportable segment includes	Other segment items for each reportable segment includes	Other segment items for each reportable segment includes
Operating income (loss)	¥ (18,102)	¥ (391,579)	¥ 96,967
Depreciation and amortization	290,038	252,595	184,056
Total assets	8,090,671	6,849,189	6,747,346
Relaxation Salon
Segment Reporting Information
Revenues	7,446,200	6,059,851	5,972,913
Digital Preventative Healthcare
Segment Reporting Information
Revenues	153,633	200,397	386,383
Luxury Beauty
Segment Reporting Information
Revenues	699,301	567,695	594,761
Operating segments
Segment Reporting Information
Revenues	8,299,134	6,827,943	6,954,057
Operating segments | Relaxation Salon
Segment Reporting Information
Revenues	7,446,200	6,059,851	5,972,913
Cost of revenue	5,366,603	4,579,590	4,269,382
gross profit	2,079,597	1,480,261	1,703,531
Nonmanufacturing payroll expense (2)	304,030	260,680	224,126
Professional services expense	42,100	25,034	9,537
Selling expense	113,062	115,989	104,409
Depreciation and amortization	116,857	90,770
Commission fee	36,321	51,026	49,548
Rent expense	19,369	18,954	2,971
Recruiting and Training expense	71,213	28,598	22,065
Impairment loss on long-lived assets	22,872
Other segment items (3)	98,321	41,163	18,782
Operating income (loss)	1,255,452	848,047	1,272,093
Depreciation and amortization	192,621	157,804	78,825
Total assets	5,710,812	4,814,248	4,693,660
Operating segments | Digital Preventative Healthcare
Segment Reporting Information
Revenues	153,633	200,397	386,383
Cost of revenue	155,537	183,299	269,645
gross profit	(1,904)	17,098	116,738
Nonmanufacturing payroll expense (2)	87,447	116,732	93,894
Professional services expense	29,587	12,966	2,334
Selling expense	14,784	27,030	19,021
Depreciation and amortization	134	4,160
Commission fee	855	4,613	13,908
Recruiting and Training expense	444	2,874	75
Other segment items (3)	103,257	21,861	47,696
Operating income (loss)	(238,412)	(173,138)	(60,190)
Depreciation and amortization	30,279	27,574	20,100
Total assets	428,201	458,535	189,933
Operating segments | Luxury Beauty
Segment Reporting Information
Revenues	699,301	567,695	594,761
Cost of revenue	518,124	492,261	468,297
gross profit	181,177	75,434	126,464
Nonmanufacturing payroll expense (2)	8,038	33,841	37,269
Professional services expense		3,486	3,364
Selling expense	18,647	23,062	17,657
Depreciation and amortization	30,481	35,113
Commission fee	35	3,507	20,850
Rent expense			33,629
Recruiting and Training expense		5,148	3,437
Other segment items (3)	3,797	55,767	33,993
Operating income (loss)	120,179	(84,490)	(23,735)
Depreciation and amortization	35,542	35,729	11,454
Total assets	652,520	611,925	822,354
Corporate and elimination
Segment Reporting Information
Cost of revenue	12,585	3,925	44,276
gross profit	(12,585)	(3,925)	(44,276)
Nonmanufacturing payroll expense (2)	318,941	248,456	294,042
Professional services expense	409,820	362,156	359,312
Selling expense	34,666	28,956	22,069
Depreciation and amortization	28,941	30,309	47,429
Commission fee	69,211	46,088	65,029
Rent expense	69,751	75,918	72,851
Recruiting and Training expense	27,292	29,409	17,176
Other segment items (3)	184,114	156,781	169,017
Operating income (loss)	(1,155,321)	(981,998)	(1,091,201)
Depreciation and amortization	31,596	31,488	73,677
Total assets	¥ 1,299,138	¥ 964,481	¥ 1,041,399